BILLINGS IN EXCESS OF COSTS AND ESTIMATED EARNINGS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Billing In Excessof Costs And Estimated Earnings [Abstract]
Progress billings to date	$ 0	$ 0	$ 1,723,818
Less: Contract costs incurred plus recognized profits less recognized losses to date	0	0	(827,169)
Costs in excess of billings on uncompleted contracts or program	$ 0	$ 0	$ 896,648